Fair value measurements (Tables)	3 Months Ended
Mar. 31, 2026
Fair Value Disclosures [Abstract]
Schedule of Assets Measured at Fair Value on a Recurring Basis
As of March 31, 2026, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows:

	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
	(in thousands)
Assets:
Investments in equity[1]	$—	$—	$—	$94,466	$94,466
Total assets	$—	$—	$—	$94,466	$94,466
As of December 31, 2025, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows:

	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
	(in thousands)
Assets:
Investments in equity[1]	$—	$—	$—	$79,550	$79,550
Total assets	$—	$—	$—	$79,550	$79,550

1To determine the classification of its investments in equity, the Company considered the nature of its investment, the extent of influence over operating and financial decisions and the availability of readily determinable fair values. The Company determined that certain interests in funds meet the definition of equity securities without readily determinable fair values, which qualify for the Net Asset Value (NAV) practical expedient in ASC 820, Fair value measurement. Any increases or decreases in fair value are recognized in net income in the period. As at March 31, 2026 investments in equity excludes investments in equity securities recorded at cost, net of impairment of $2.5 million (December 31, 2025: $2.5 million) which do not qualify for the NAV practical expedient.

Schedule of Liabilities Measured at Fair Value on a Recurring Basis
As of March 31, 2026, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows:

	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
	(in thousands)
Assets:
Investments in equity[1]	$—	$—	$—	$94,466	$94,466
Total assets	$—	$—	$—	$94,466	$94,466
As of December 31, 2025, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows:

	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
	(in thousands)
Assets:
Investments in equity[1]	$—	$—	$—	$79,550	$79,550
Total assets	$—	$—	$—	$79,550	$79,550

1To determine the classification of its investments in equity, the Company considered the nature of its investment, the extent of influence over operating and financial decisions and the availability of readily determinable fair values. The Company determined that certain interests in funds meet the definition of equity securities without readily determinable fair values, which qualify for the Net Asset Value (NAV) practical expedient in ASC 820, Fair value measurement. Any increases or decreases in fair value are recognized in net income in the period. As at March 31, 2026 investments in equity excludes investments in equity securities recorded at cost, net of impairment of $2.5 million (December 31, 2025: $2.5 million) which do not qualify for the NAV practical expedient.